Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of December 31:

	2023	2024	2024
	SGD	SGD	USD

Accruals for operating expenses	547,661	948,421	711,316
Retention payable	45,423	268,030	201,022
Other payables	42,711	33,461	25,096
Total	635,795	1,249,912	937,434